Cover	12 Months Ended
Dec. 31, 2020
Cover [Abstract]
Entity Registrant Name	Astro Aerospace Ltd.
Entity Central Index Key	0001425203
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer